Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of subordinated bonds per currency - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subordinated bonds denominated in USD [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of subordinated bonds per currency [Line Items]
Issued debt instruments	$ 230,118	$ 202,634
Subordinated bonds denominated in UF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of subordinated bonds per currency [Line Items]
Issued debt instruments	1,231,519	1,154,905
Total subordinated bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of subordinated bonds per currency [Line Items]
Issued debt instruments	$ 1,461,637	$ 1,357,539